SHAREHOLDERS' EQUITY (Schedule of unvested restricted share units) (Details) - Restricted Stock Units (RSUs) [Member] - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of RSUs
Unvested - beginning of year	496,536
Granted	113,789
Vested	(192,844)
Canceled	(21,219)
Unvested - year end	396,262	496,536
Weighted average grant date fair value
Unvested - beginning of year	$ 127.39
Granted	296.25	$ 196.83
Vested	116.2
Canceled	142.7
Unvested - year end	$ 180.5	$ 127.39